CAPITAL STOCK (Tables)	6 Months Ended
Sep. 30, 2021
Capital Stock
Common shares: Unlimited number of common shares without par value

	Six Months Ended September 30,
	2021		2020
	Ordinary Shares	Amount	Ordinary Shares (c)	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	12,084	$130,649	10,988	$117,817
Shares issued in public offering and ATM	1,241	27,216	–	–
Shares issued in a private placement, net of issue costs	–	–	698	6,732
Warrants exercised	13	291	–	–
Shares issued for services	3	60	–	–
To reflect warrants issued and outstanding (d)	–	–	–	(330)
Exchange of SalvaRx warrants for Portage warrants	–	–	–	2,451
Balance, end of period	13,341	$158,216	11,686	$126,670